LEASE LIABILITIES Caption borrowings and lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about leases for lessee [abstract]
Lease liabilities (current)	$ 6,084	$ 6,052	$ 1,441
Lease liabilities (non-current)	38,672	$ 31,144	4,271
Lease liabilities	$ 44,756		$ 5,712